Loss Per Share - Schedule of Antidilutive Shares Computation of Earnings (Loss) Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	631,772	1,074,993	631,784	1,631,881	393,916
Outstanding Stock Options [Member]
Total	7,851	12,141	7,863	13,725	14,032
Unvested Restricted Stock Awards [Member]
Total		33		33	200
Outstanding Warrants [Member]
Total	623,921	1,062,819	623,921	1,618,123	379,684